Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 308,014	$ 270,905
Amount at end of year	354,443	308,014	$ 270,905
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	868,411	668,198	392,399
Increases	53,096	65,048	59,880
Translation effect	154,172	147,534	222,903
Decreases and reclassifications	(13,624)	(12,369)	(6,984)
Amount at end of year	1,062,055	868,411	668,198
Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	522,732	394,076	235,156
Increases	63,467	47,629	26,685
Translation effect	97,034	88,101	132,743
Decreases and reclassifications	(3,808)	(7,074)	(508)
Amount at end of year	679,425	522,732	394,076
Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	345,679	274,122	157,243
Amount at end of year	382,630	345,679	274,122
Land and Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	18,429	13,949	9,084
Increases	49	140	23
Translation effect	3,028	2,975	4,630
Decreases and reclassifications	(112)	1,365	212
Amount at end of year	21,394	18,429	13,949
Land and Buildings [member] | Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	7,497	5,920	3,779
Increases	437	360	211
Translation effect	1,303	1,257	1,934
Decreases and reclassifications	13	(40)	(4)
Amount at end of year	9,250	7,497	5,920
Land and Buildings [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	10,932	8,029	5,305
Amount at end of year	12,144	10,932	8,029
Mineral Property, Wells and Related Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	625,628	458,066	265,376
Increases	(4,370)	3,831	(1,140)
Translation effect	113,481	104,086	155,844
Decreases and reclassifications	40,614	59,645	37,986
Amount at end of year	775,353	625,628	458,066
Mineral Property, Wells and Related Equipment [member] | Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	432,002	324,922	192,170
Increases	54,980	40,729	22,884
Translation effect	81,108	73,288	110,301
Decreases and reclassifications	(1,756)	(6,937)	(433)
Amount at end of year	566,334	432,002	324,922
Mineral Property, Wells and Related Equipment [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	193,626	133,144	73,206
Amount at end of year	209,019	193,626	133,144
Refinery equipment and petrochemical plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	112,560	69,429	42,081
Increases	103	1	7
Translation effect	19,728	16,601	23,707
Decreases and reclassifications	2,284	26,529	3,634
Amount at end of year	134,675	112,560	69,429
Refinery equipment and petrochemical plants [member] | Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	54,735	41,138	24,842
Increases	5,395	4,312	2,289
Translation effect	9,983	9,288	14,019
Decreases and reclassifications	(953)	(3)	(12)
Amount at end of year	69,160	54,735	41,138
Refinery equipment and petrochemical plants [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	57,825	28,291	17,239
Amount at end of year	65,515	57,825	28,291
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,551	3,650	2,160
Increases	66	3	5
Translation effect	1,032	802	1,155
Decreases and reclassifications	965	1,096	330
Amount at end of year	7,614	5,551	3,650
Transportation equipment [member] | Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,285	2,392	1,455
Increases	602	414	218
Translation effect	609	516	773
Decreases and reclassifications	16	(37)	(54)
Amount at end of year	4,512	3,285	2,392
Transportation equipment [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,266	1,258	705
Amount at end of year	3,102	2,266	1,258
Materials and equipment in warehouse [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	14,239	13,478	8,241
Increases	7,394	6,968	7,823
Translation effect	2,101	2,494	4,432
Decreases and reclassifications	(7,741)	(8,701)	(7,018)
Amount at end of year	15,993	14,239	13,478
Materials and equipment in warehouse [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	14,239	13,478	8,241
Amount at end of year	15,993	14,239	13,478
Drilling and work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	52,673	76,803	45,051
Increases	47,453	52,610	50,139
Translation effect	8,568	14,602	24,005
Decreases and reclassifications	(49,165)	(91,342)	(42,392)
Amount at end of year	59,529	52,673	76,803
Drilling and work in progress [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	52,673	76,803	45,051
Amount at end of year	59,529	52,673	76,803
Exploratory Drilling in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,978	3,647	1,781
Increases	2,207	1,392	2,767
Translation effect	373	626	992
Decreases and reclassifications	(1,687)	(3,687)	(1,893)
Amount at end of year	2,871	1,978	3,647
Exploratory Drilling in Progress [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,978	3,647	1,781
Amount at end of year	2,871	1,978	3,647
Furniture Fixture and Installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,089	5,603	3,314
Increases	20	25	36
Translation effect	1,466	1,260	1,865
Decreases and reclassifications	879	1,201	388
Amount at end of year	10,454	8,089	5,603
Furniture Fixture and Installations [member] | Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	6,401	4,699	2,817
Increases	717	668	323
Translation effect	1,196	1,052	1,559
Decreases and reclassifications	372	(18)
Amount at end of year	8,686	6,401	4,699
Furniture Fixture and Installations [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,688	904	497
Amount at end of year	1,768	1,688	904
Selling equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	14,346	10,778	5,520
Increases			1
Translation effect	2,744	2,430	3,640
Decreases and reclassifications	1,698	1,138	1,617
Amount at end of year	18,788	14,346	10,778
Selling equipment [member] | Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	9,119	6,921	4,215
Increases	854	642	345
Translation effect	1,684	1,558	2,361
Decreases and reclassifications	(1)	(2)
Amount at end of year	11,656	9,119	6,921
Selling equipment [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,227	3,857	1,305
Amount at end of year	7,132	5,227	3,857
Infrastructure for Natural Gas Distribution [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,191	2,931	2,722
Decreases and reclassifications	215	260	209
Amount at end of year	3,406	3,191	2,931
Infrastructure for Natural Gas Distribution [member] | Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,301	1,181	1,116
Increases	80	75	68
Decreases and reclassifications		45	(3)
Amount at end of year	1,381	1,301	1,181
Infrastructure for Natural Gas Distribution [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,890	1,750	1,606
Amount at end of year	2,025	1,890	1,750
Electric Power Generation Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,762	1,573	1,567
Increases		2
Decreases and reclassifications	(1,762)	187	6
Amount at end of year		1,762	1,573
Electric Power Generation Facilities [member] | Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,394	1,283	1,171
Increases	87	111	112
Decreases and reclassifications	(1,481)
Amount at end of year		1,394	1,283
Electric Power Generation Facilities [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	368	290	396
Amount at end of year		368	290
Other Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	9,965	8,291	5,502
Increases	174	76	219
Translation effect	1,651	1,658	2,633
Decreases and reclassifications	188	(60)	(63)
Amount at end of year	11,978	9,965	8,291
Other Property [member] | Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	6,998	5,620	3,591
Increases	315	318	235
Translation effect	1,151	1,142	1,796
Decreases and reclassifications	(18)	(82)	(2)
Amount at end of year	8,446	6,998	5,620
Other Property [member] | Net book value of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,967	2,671	1,911
Amount at end of year	$ 3,532	$ 2,967	$ 2,671